Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $12,768,580.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 12,768,580
Final Prospectus	true